Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of Carrying Amount of Right-of-Use Assets

The carrying amount of the Group’s right-of-use assets and the movements during the year are as follows:

	Office	Office
	premises	equipment	Total
	US$	US$	US$

At January 1, 2024	583,078	6,643	589,721
Remeasurement on lease modifications	884,288	-	884,288
Depreciation charge	(710,579)	(1,424)	(712,003)
Exchange realignment	(18,231)	32	(18,199)

At December 31, 2024 and January 1, 2025	738,556	5,251	743,807
New lease for the year	431,238	2,826	434,064
Remeasurement on lease modifications	475,118	-	475,118
Depreciation charge	(740,856)	(2,290)	(743,146)
Exchange realignment	24,602	(11)	24,591

At December 31, 2025	928,658	5,776	934,434

Schedule of Carrying Amount of Lease Liabilities

The carrying amount of lease liabilities and the movements during the year are as follows:

	2025	2024
	US$	US$

Carrying amount at January 1	735,550	606,061
New leases	433,713	-
Remeasurement on lease modifications	472,236	866,795
Accretion of interest recognized during the year	53,629	23,700
Payments	(778,261)	(745,592)
Exchange realignment	25,097	(15,414)

Carrying amount at December 31	941,964	735,550

Analyzed into:
Current portion	702,287	441,878
Non-current portion	239,677	293,672

Schedule of Profit or Loss	The amounts recognized in profit or loss in relation to leases are as follows:
	2025	2024	2023
	US$	US$	US$

Interest on lease liabilities	53,629	23,700	48,363
Depreciation charge of right-of-use assets	743,146	712,003	743,956
Expense relating to short-term leases	11,002	11,126	42,931

Total amount recognized in profit or loss	807,777	746,829	835,250

Schedule of Cash Outflow for Leases	The total cash outflow for leases:
	2025	2024	2023
	US$	US$	US$

Total cash outflow for leases	789,264	756,718	822,202